STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 3,225,917	$ 3,596,895	$ 3,548,394
EXPENSES
Charges for mortality and expense risk, and for administration	463,851	481,386	478,481
NET INVESTMENT INCOME	2,762,066	3,115,509	3,069,913
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(13,819)	872,569	2,653,031
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	0	(711,130)
NET GAIN (LOSS) ON INVESTMENTS	(13,819)	872,569	1,941,901
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,748,247	$ 3,988,078	$ 5,011,814